Equity-based Compensation - Summary of Nonvested Restricted Stock Shares Activity (Detail) - $ / shares	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Jul. 15, 2019	Sep. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Vested Units, Beginning balance		0	0			0
Non-Vested Units, granted		3,799,364	0		195,222
Non-Vested Units, vested			0
Non-Vested Units, Ending balance			0
Weighted Average Grant Date Fair Value, Beginning balance		$ 0	$ 0			$ 0
Weighted Average Grant Date Fair Value, granted			0
Weighted Average Grant Date Fair Value, vested			0
Weighted Average Grant Date Fair Value, Ending balance			$ 0
Time Based [Member]
Non-Vested Units, Beginning balance	2,430,542			1,404,720
Non-Vested Units, Effect of Reorganization Transactions and IPO	(1,165,679)
Non-Vested Units, Performance-based units exchanged for time-based units	1,681,199
Non-Vested Units, granted				1,477,323
Non-Vested Units, vested	(74,049)			(437,731)
Non-Vested Units, forfeited	(72,149)			(13,770)
Non-Vested Units, Ending balance	2,799,864			2,430,542	1,404,720
Weighted Average Grant Date Fair Value, Beginning balance	$ 2.29			$ 3.65
Weighted Average Grant Date Fair Value, Effect of Reorganization Transactions and IPO	2.08
Weighted Average Grant Date Fair Value, Performance-based units exchanged for time-based units	1.74
Weighted Average Grant Date Fair Value, granted				1.41
Weighted Average Grant Date Fair Value, vested	2.75			3.64
Weighted Average Grant Date Fair Value, forfeited	2.78			3.65
Weighted Average Grant Date Fair Value, Ending balance	$ 2.02			$ 2.29	$ 3.65
Performance Shares [Member]
Non-Vested Units, Beginning balance	2,999,370			1,840,423
Non-Vested Units, Effect of Reorganization Transactions and IPO	(1,318,171)
Non-Vested Units, Performance-based units exchanged for time-based units	(1,681,199)
Non-Vested Units, granted				1,177,308
Non-Vested Units, forfeited				(18,361)
Non-Vested Units, Ending balance				2,999,370	1,840,423
Weighted Average Grant Date Fair Value, Beginning balance	$ 1.59			$ 2.35
Weighted Average Grant Date Fair Value, Effect of Reorganization Transactions and IPO	1.39
Weighted Average Grant Date Fair Value, Performance-based units exchanged for time-based units	$ 1.74
Weighted Average Grant Date Fair Value, granted				0.41
Weighted Average Grant Date Fair Value, forfeited				2.35
Weighted Average Grant Date Fair Value, Ending balance				$ 1.59	$ 2.35
2019 Incentive Equity Pool [Member] | Time Based [Member]
Non-Vested Units, Beginning balance				1,404,720	1,899,682
Non-Vested Units, granted		1,899,682			97,611
Non-Vested Units, vested		0			(474,920)
Non-Vested Units, forfeited		0			(117,653)
Non-Vested Units, Ending balance		1,899,682			1,404,720	1,899,682
Weighted Average Grant Date Fair Value, Beginning balance				$ 3.65	$ 3.65
Weighted Average Grant Date Fair Value, granted		$ 3.65			3.65
Weighted Average Grant Date Fair Value, vested		0			3.65
Weighted Average Grant Date Fair Value, forfeited		0			3.65
Weighted Average Grant Date Fair Value, Ending balance		$ 3.65			$ 3.65	$ 3.65
2019 Incentive Equity Pool [Member] | Performance Shares [Member]
Non-Vested Units, Beginning balance				1,840,423	1,899,682
Non-Vested Units, granted		1,899,682			97,611
Non-Vested Units, vested		0			0
Non-Vested Units, forfeited		0			(156,870)
Non-Vested Units, Ending balance		1,899,682			1,840,423	1,899,682
Weighted Average Grant Date Fair Value, Beginning balance				$ 2.35	$ 2.35
Weighted Average Grant Date Fair Value, granted		$ 2.35			2.35
Weighted Average Grant Date Fair Value, vested		0			0
Weighted Average Grant Date Fair Value, forfeited		0			2.35
Weighted Average Grant Date Fair Value, Ending balance		$ 2.35			$ 2.35	$ 2.35
2015 Incentive Equity Pool [Member]
Non-Vested Units, Beginning balance		0	131,545		0	131,545
Non-Vested Units, granted		0	48,592
Non-Vested Units, vested		0	(180,137)
Non-Vested Units, forfeited		0	0
Non-Vested Units, Ending balance		0	0			0
Weighted Average Grant Date Fair Value, Beginning balance		$ 0	$ 9.00		$ 0	$ 9.00
Weighted Average Grant Date Fair Value, granted		0	98.75
Weighted Average Grant Date Fair Value, vested		0	33.21
Weighted Average Grant Date Fair Value, forfeited		0	0
Weighted Average Grant Date Fair Value, Ending balance		$ 0	$ 0			$ 0